Morgan Grenfell SMALLCap Fund, Incorporated             885 Third Avenue
                                                        New York, NY 10022-4802

                                                        Telephone 1-800-888-8060
                                                        Telephone (212) 230-2600
                                                        Facsimile (212) 755-9132


                                                              MORGAN
                                                             GRENFELL

                                                               February 22, 1996

To: SEC [EDGAR Filing]


The previous filing of Form Type [N-30D] was filed in error. This N-30D is unrelated to Morgan Grenfell Investment Trust.



Richard Marotto
Compliance Officer





Re: File Number 811-08006